Loan Receivables (Tables)	6 Months Ended
Sep. 30, 2023
Other Receivables [Abstract]
Schedule of Loan Receivables
	As of	As of
	September 30, 2023	March 31, 2023
	USD	USD

Loan receivables	—	1,528,918
Allowance for uncollectible loan receivables	—	—
Loan receivables, net	—	1,528,918
Loan receivables – current	—	1,528,918
Loan receivables – non-current	—	—